Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000229258
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000057068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	(1.16%)		(2.08%)	1.75%
C000056928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	3.21%		(1.56%)	1.68%
C000056929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000056930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000199209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	15.01%		6.28%	6.70%
C000199210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000235898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000057046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	13.30%		6.22%	4.42%
C000057048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	18.51%		6.77%	4.35%
C000057049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000057050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000057051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000111352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	11.85%		0.10%	1.18%
C000111353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	16.57%		0.67%	1.18%
C000111354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000079068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000081085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000229255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	13.54%		5.86%	3.79%
C000229254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000199211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	17.19%		4.46%	5.13%
C000199212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000229257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	12.33%		2.59%	2.55%
C000229256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000076084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	10.36%		(1.44%)	0.27%
C000075913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000076087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000057070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	8.78%		0.30%	1.21%
C000123602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000123603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000076092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	23.40%		3.43%	5.20%
C000076089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	29.06%		3.98%	5.13%
C000076090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000075914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000199217
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	25.98%		2.84%	5.73%
C000199218
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000199213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	5.08%		(0.03%)	1.48%
C000224176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	5.99%		(0.10%)	1.44%
C000199214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	24.20%		7.93%	8.79%
C000056976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	30.04%		8.53%	8.72%
C000056977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000056978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000056979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000103444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales load
Average Annual Return, Percent	15.89%		7.53%	8.42%
C000103445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales load
Average Annual Return, Percent	21.16%		8.01%	8.27%
C000103447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000103448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Service Class
C000199221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 with sales load
Average Annual Return, Percent	3.21%		1.53%	1.12%
C000199222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000229258
Average Annual Return [Line Items]
Average Annual Return, Percent	30.02%		4.25%	3.31%
Without Sales Load [Member] | C000057068
Average Annual Return [Line Items]
Average Annual Return, Percent	36.19%		9.90%	8.54%
Without Sales Load [Member] | C000056926
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%		(0.92%)	2.36%
Without Sales Load [Member] | C000056928
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		(1.56%)	1.68%
Without Sales Load [Member] | C000056929
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		(1.21%)	2.03%
Without Sales Load [Member] | C000056930
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%		(0.57%)	2.70%
Without Sales Load [Member] | C000056931
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%		(0.68%)	2.60%
Without Sales Load [Member] | C000199209
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%		7.53%	7.33%
Without Sales Load [Member] | C000199210
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%		7.79%	7.59%
Without Sales Load [Member] | C000235898
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	(7.58%)
Without Sales Load [Member] | C000057046
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%		7.48%	5.03%
Without Sales Load [Member] | C000057048
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%		6.77%	4.35%
Without Sales Load [Member] | C000057049
Average Annual Return [Line Items]
Average Annual Return, Percent	19.83%		7.10%	4.66%
Without Sales Load [Member] | C000057050
Average Annual Return [Line Items]
Average Annual Return, Percent	20.63%		7.86%	5.39%
Without Sales Load [Member] | C000057051
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%		7.74%	5.31%
Without Sales Load [Member] | C000111352
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%		1.29%	1.78%
Without Sales Load [Member] | C000111353
Average Annual Return [Line Items]
Average Annual Return, Percent	17.57%		0.67%	1.18%
Without Sales Load [Member] | C000111354
Average Annual Return [Line Items]
Average Annual Return, Percent	17.89%		1.03%	1.53%
Without Sales Load [Member] | C000079068
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%		1.69%	2.19%
Without Sales Load [Member] | C000081085
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		1.54%	2.04%
Without Sales Load [Member] | C000229255
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%		7.12%	4.41%
Without Sales Load [Member] | C000229254
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%		7.39%	4.68%
Without Sales Load [Member] | C000199211
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%		5.70%	5.75%
Without Sales Load [Member] | C000199212
Average Annual Return [Line Items]
Average Annual Return, Percent	24.66%		5.96%	6.02%
Without Sales Load [Member] | C000229257
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%		3.22%	2.86%
Without Sales Load [Member] | C000229256
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%		3.49%	3.12%
Without Sales Load [Member] | C000076084
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%		(0.84%)	0.58%
Without Sales Load [Member] | C000075913
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%		(0.48%)	0.88%
Without Sales Load [Member] | C000076087
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%		(0.62%)	0.77%
Without Sales Load [Member] | C000057070
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%		0.80%	1.47%
Without Sales Load [Member] | C000123602
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%		1.08%	1.73%
Without Sales Load [Member] | C000123603
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%		1.07%	1.72%
Without Sales Load [Member] | C000076092
Average Annual Return [Line Items]
Average Annual Return, Percent	30.93%		4.66%	5.83%
Without Sales Load [Member] | C000076089
Average Annual Return [Line Items]
Average Annual Return, Percent	30.06%		3.98%	5.13%
Without Sales Load [Member] | C000076090
Average Annual Return [Line Items]
Average Annual Return, Percent	30.54%		4.36%	5.51%
Without Sales Load [Member] | C000075914
Average Annual Return [Line Items]
Average Annual Return, Percent	31.31%		5.02%	6.18%
Without Sales Load [Member] | C000199217
Average Annual Return [Line Items]
Average Annual Return, Percent	33.65%		4.07%	6.36%
Without Sales Load [Member] | C000199218
Average Annual Return [Line Items]
Average Annual Return, Percent	33.92%		4.33%	6.62%
Without Sales Load [Member] | C000199213
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%		0.47%	1.73%
Without Sales Load [Member] | C000224176
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%		(0.10%)	1.44%
Without Sales Load [Member] | C000199214
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%		0.73%	1.98%
Without Sales Load [Member] | C000056974
Average Annual Return [Line Items]
Average Annual Return, Percent	31.77%		9.21%	9.44%
Without Sales Load [Member] | C000056976
Average Annual Return [Line Items]
Average Annual Return, Percent	31.04%		8.53%	8.72%
Without Sales Load [Member] | C000056977
Average Annual Return [Line Items]
Average Annual Return, Percent	31.43%		8.90%	9.12%
Without Sales Load [Member] | C000056978
Average Annual Return [Line Items]
Average Annual Return, Percent	32.33%		9.63%	9.82%
Without Sales Load [Member] | C000056979
Average Annual Return [Line Items]
Average Annual Return, Percent	32.19%		9.50%	9.74%
Without Sales Load [Member] | C000103444
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%		8.81%	9.06%
Without Sales Load [Member] | C000103445
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%		8.01%	8.27%
Without Sales Load [Member] | C000103447
Average Annual Return [Line Items]
Average Annual Return, Percent	23.34%		9.14%	9.38%
Without Sales Load [Member] | C000103448
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%		9.06%	9.29%
Without Sales Load [Member] | C000199221
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%		1.63%	1.17%
Without Sales Load [Member] | C000210496
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%		1.63%	1.17%
Without Sales Load [Member] | C000199222
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%		1.83%	1.40%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: MSCI China A (Onshore) Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A (Onshore) Index (Net TR)
Average Annual Return, Percent	14.15%		2.80%	3.07%
Aberdeen Index: MSCI China A (Onshore) Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A (Onshore) Index (Net TR)
Average Annual Return, Percent	14.15%		2.80%	3.07%
Aberdeen Index: MSCI China A (Onshore) Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A (Onshore) Index (Net TR)
Average Annual Return, Percent	14.15%		2.80%	3.07%
Aberdeen Index: MSCI China A (Onshore) Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A (Onshore) Index (Net TR)
Average Annual Return, Percent	14.15%		2.80%	3.07%
Aberdeen Index: MSCI China A (Onshore) Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A (Onshore) Index (Net TR)
Average Annual Return, Percent	14.15%		2.80%	3.07%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	27.19%		6.61%	4.36%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	27.19%		6.61%	4.36%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	27.19%		6.61%	4.36%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	27.19%		6.61%	4.36%
Aberdeen Index: MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index (Net TR)
Average Annual Return, Percent	27.19%		6.61%	4.36%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%		3.93%	3.43%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: MSCI All Country World Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net TR)
Average Annual Return, Percent	32.79%		11.08%	9.06%
Aberdeen Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%		(1.64%)	0.23%
Aberdeen Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%		(1.64%)	0.23%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
Aberdeen Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.33%		5.78%	4.79%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.33%		5.78%	4.79%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.33%		5.78%	4.79%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.33%		5.78%	4.79%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%	13.00%
Aberdeen Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.27%	13.00%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%	12.44%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
Aberdeen Index: MSCI All Country World-ex USA Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net TR)
Average Annual Return, Percent	24.33%		5.78%	4.79%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: MSCI Emerging Markets Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net TR)
Average Annual Return, Percent	25.32%	7.59%
Aberdeen Index: S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net TR)
Average Annual Return, Percent	32.01%		5.38%	5.08%
Aberdeen Index: S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net TR)
Average Annual Return, Percent	32.01%		5.38%	5.08%
Aberdeen Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%		3.86%	4.77%
Aberdeen Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%		3.86%	4.77%
Aberdeen Index: ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return, Percent	8.61%		1.21%	2.19%
Aberdeen Index: ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return, Percent	8.61%		1.21%	2.19%
Aberdeen Index: ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
Average Annual Return, Percent	8.61%		1.21%	2.19%
Aberdeen Index: MSCI All Country World-ex USA Small Cap Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Small Cap Index (Net TR)
Average Annual Return, Percent	23.73%		6.21%	5.76%
Aberdeen Index: MSCI All Country World-ex USA Small Cap Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Small Cap Index (Net TR)
Average Annual Return, Percent	23.73%		6.21%	5.76%
Aberdeen Index: MSCI All Country World-ex USA Small Cap Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Small Cap Index (Net TR)
Average Annual Return, Percent	23.73%		6.21%	5.76%
Aberdeen Index: MSCI All Country World-ex USA Small Cap Index (Net TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Small Cap Index (Net TR)
Average Annual Return, Percent	23.73%		6.21%	5.76%
Aberdeen Index: MSCI U.S. REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT Index
Average Annual Return, Percent	36.47%		4.56%	6.43%
Aberdeen Index: MSCI U.S. REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT Index
Average Annual Return, Percent	36.47%		4.56%	6.43%
Aberdeen Index: S&P Municipal Bond Short Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Intermediate Index
Average Annual Return, Percent	6.32%		1.18%	1.63%
Aberdeen Index: S&P Municipal Bond Short Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Intermediate Index
Average Annual Return, Percent	6.32%		1.18%	1.63%
Aberdeen Index: S&P Municipal Bond Short Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Intermediate Index
Average Annual Return, Percent	6.32%		1.18%	1.63%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%	7.94%
Aberdeen Index: Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	4.42%		1.38%	1.26%
Aberdeen Index: Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	4.42%		1.38%	1.26%
Aberdeen Index: Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
Average Annual Return, Percent	4.42%		1.38%	1.26%